SPECIAL ITEMS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SPECIAL ITEMS, NET
Schedule of special items, net

	Three Months Ended March 31,
	2021	2020
CARES Act grant recognition(1)	$(32,208)	$—
CARES Act employee retention credit(2)	(334)	—
Aircraft lease buy-out expense(3)	5,664	—
Other	7	—
Total Special Items, net	$(26,871)	$—
(1)	In the quarter ended March 31, 2021, the Treasury awarded the Company a grant under PSP2.
(2)	Relates to a credit recognized under the CARES Act Employee Retention credit which is a refundable tax credit against certain employment taxes.
(3)

Five aircraft were purchased in March 2021 that were previously under operating leases. Aircraft lease buy-out expense represents the net costs incurred to terminate the leases on those five aircraft. This includes the associated lease termination costs, write-off of previously capitalized maintenance deposits, and the write-off of over-market liabilities (see Note 6).

	Successor			Predecessor
	Year Ended December 31,		For the Period April 11, 2018 to	For the Period January 1, 2018 to
	2020	2019	December 31, 2018	April 10, 2018
CARES Act grant recognition(1)	$(62,312)	$—	$—	$—
CARES Act employee retention credit(2)	(2,328)	—	—	—
Contractual obligations for retired technology(3)	—	7,578	—	—
Sale of airport slot rights(4)	—	(1,200)	—	—
Sun Country Rewards program modifications(5)	—	—	(8,463)	—
Early-out payments and other outsourcing expenses(6)	—	—	1,757	271
Other(7)	77	714	—	—
Total Special Items, net	$(64,563)	$7,092	$(6,706)	$271
(1)

Relates to the credit recognized under the CARES Act Payroll Support Program through December 31, 2020. Under the Payroll Support Program, the United States Department of the Treasury provided the Company with a Payroll Support grant, which was to be used exclusively for the continuation of payments for salaries, wages, and benefits. (see Note 3 for more information).

(2)	Relates to the credit recognized under the CARES Act Employee Retention credit which is a refundable tax credit against certain employment taxes (see Note 3 for more information).
(3)

This was a charge related to contractual obligations for retired technology. In connection with implementing SCA’s new reservations systems, the Company incurred obligations under the contracts for existing systems that were being phased out ahead of their scheduled contract terms.

16. SPECIAL ITEMS, NET (continued)

(4)	Represents proceeds from the sale of unused airport slot rights. SCA does not hold any other remaining airport slot rights; therefore this gain does not reflect the Company’s continuing operations.
(5)

This reduction to expense is associated with changes to the terms of the Sun Country Rewards program. As of November 3, 2018, the Company modified policies within the program which accelerated loyalty point expiration, while making points more valuable for its members.

(6)

Related to early-out payments and other expenses incurred in connection with outsourcing certain operations personnel and other employee initiatives. These efforts were primarily related to airport station, flight attendants and ground handling employees.

(7)	Consists of employee relocation costs due to closing flight attendant bases and costs to exit the Company’s prior headquarters building.